Schedule of Investments (unaudited)	iShares® China Large-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.6%
BYD Co. Ltd., Class H	4,932,000	$143,529,696
Great Wall Motor Co. Ltd., Class H	18,437,000	25,819,666
XPeng Inc.(a)	5,867,600	72,909,552
		242,258,914
Banks — 21.9%
Agricultural Bank of China Ltd., Class H	183,225,000	68,720,700
Bank of China Ltd., Class H	453,605,000	177,986,636
Bank of Communications Co. Ltd., Class H	43,365,200	30,177,360
China CITIC Bank Corp. Ltd., Class H	55,310,000	28,111,274
China Construction Bank Corp., Class H	536,366,320	382,106,833
China Everbright Bank Co. Ltd., Class H	18,663,000	6,761,001
China Merchants Bank Co. Ltd., Class H	22,537,938	135,841,667
China Minsheng Banking Corp. Ltd., Class H	37,858,600	14,355,719
Industrial & Commercial Bank of China Ltd., Class H	452,549,995	272,799,986
Postal Savings Bank of China Co. Ltd., Class H(b)	55,837,000	42,334,493
		1,159,195,669
Beverages — 2.1%
China Resources Beer Holdings Co. Ltd.	9,362,000	54,990,874
Nongfu Spring Co. Ltd., Class H(b)(c)	10,391,800	54,992,627
		109,983,501
Capital Markets — 1.1%
China International Capital Corp. Ltd., Class H(b)	8,774,000	17,586,360
CITIC Securities Co. Ltd., Class H	15,604,200	34,284,506
CSC Financial Co. Ltd., Class H(b)(c)	5,415,500	4,985,903
		56,856,769
Construction Materials — 0.7%
Anhui Conch Cement Co. Ltd., Class H	7,040,000	38,255,578

Electronic Equipment, Instruments & Components — 1.1%
Sunny Optical Technology Group Co. Ltd.(c)	3,880,400	56,552,512

Entertainment — 3.2%
NetEase Inc.	8,971,200	171,845,745

Household Durables — 0.9%
Haier Smart Home Co. Ltd., Class H	13,763,200	48,622,553

Industrial Conglomerates — 0.6%
CITIC Ltd.	29,210,000	30,218,011

Insurance — 6.1%
China Life Insurance Co. Ltd., Class H	44,353,000	64,452,517
China Pacific Insurance Group Co. Ltd., Class H	15,376,200	34,088,618
People’s Insurance Co. Group of China Ltd. (The), Class H	48,693,000	15,511,317
Ping An Insurance Group Co. of China Ltd., Class H	33,254,000	210,188,991
		324,241,443
Interactive Media & Services — 14.1%
Baidu Inc.(a)	12,614,400	201,120,234
Kuaishou Technology(a)(b)	9,500,300	77,577,343
Tencent Holdings Ltd.	9,921,300	467,540,123
		746,237,700
Internet & Direct Marketing Retail — 23.3%
Alibaba Group Holding Ltd.(a)	40,191,400	490,241,739
JD.com Inc., Class A(a)	8,626,800	268,970,993
Meituan, Class B(a)(b)	22,324,200	478,327,134
		1,237,539,866
Security	Shares	Value

Life Sciences Tools & Services — 3.2%
WuXi AppTec Co. Ltd., Class H(b)	1,977,852	$26,902,325
Wuxi Biologics Cayman Inc., New(a)(b)	19,511,500	144,010,684
		170,913,009
Marine — 0.6%
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	19,364,100	30,125,915

Metals & Mining — 1.2%
Ganfeng Lithium Co. Ltd., Class H(b)	1,016,000	12,160,721
Zijin Mining Group Co. Ltd., Class H	34,186,000	49,778,506
		61,939,227
Oil, Gas & Consumable Fuels — 3.7%
China Petroleum & Chemical Corp., Class H	151,980,600	74,390,194
China Shenhua Energy Co. Ltd., Class H	20,121,000	64,283,667
PetroChina Co. Ltd., Class H	123,970,000	58,847,802
		197,521,663
Real Estate Management & Development — 4.2%
China Overseas Land & Investment Ltd.	22,830,000	70,528,212
China Resources Land Ltd.	16,381,333	73,162,513
China Vanke Co. Ltd., Class H	11,248,100	26,523,010
Longfor Group Holdings Ltd.(b)	10,957,500	54,267,923
		224,481,658
Technology Hardware, Storage & Peripherals — 2.3%
Xiaomi Corp., Class B(a)(b).	78,768,200	119,911,841

Textiles, Apparel & Luxury Goods — 4.6%
ANTA Sports Products Ltd.	6,723,600	77,270,884
Li Ning Co. Ltd.	13,505,000	105,260,223
Shenzhou International Group Holdings Ltd.	4,500,200	61,063,056
		243,594,163
Tobacco — 0.4%
Smoore International Holdings Ltd.(b)(c)	10,445,000	21,843,826

Total Common Stocks — 99.9%
(Cost: $6,432,247,746)		5,292,139,563

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	31,912,265	31,912,265
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	5,250,000	5,250,000
		37,162,265

Total Short-Term Investments — 0.7%
(Cost: $37,157,739)		37,162,265

Total Investments in Securities — 100.6%
(Cost: $6,469,405,485)		5,329,301,828

Other Assets, Less Liabilities — (0.6)%		(32,391,482)

Net Assets — 100.0%		$5,296,910,346

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$48,946,269	$—	$(17,031,625	)(a)	$8,650	$(11,029)	$31,912,265	31,912,265	$222,184	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	222,350,000	—	(217,100,000	)(a)	—	—	5,250,000	5,250,000	2,086		—
					$8,650	$(11,029)	$37,162,265		$224,270		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Future Index	200	06/17/22	$4,883	$(322,719)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$5,292,139,563	$—	$5,292,139,563
Money Market Funds	37,162,265	—	—	37,162,265
	$37,162,265	$5,292,139,563	$—	$5,329,301,828

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(322,719)	$—	$(322,719)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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